                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2591
                                   ------------


                      RIVERSOURCE MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

    Semiannual Report

                                                          RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

    RIVERSOURCE(R)
    CASH MANAGEMENT FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    JAN. 31, 2007

>   RIVERSOURCE CASH MANAGEMENT
    FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH MAXIMUM
    CURRENT INCOME CONSISTENT WITH
    LIQUIDITY AND STABILITY OF
    PRINCIPAL.

TABLE OF CONTENTS
Fund Snapshot ...........................................................    3

Performance Summary .....................................................    4

Questions & Answers with Portfolio Management ...........................    6

Fund Expenses Example ...................................................    9

Investments in Securities ...............................................   11

Financial Statements ....................................................   15

Notes to Financial Statements ...........................................   18

Proxy Voting ............................................................   32


--------------------------------------------------------------------------------

2   RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2007

FUND OVERVIEW

RiverSource Cash Management Fund primarily invests in money market securities, such as commercial paper, bankers' acceptances and CDs, to provide current income.

SECTOR BREAKDOWN

Percentage of portfolio assets

Commercial Paper                69.6%
Floating Rate Notes             22.0%        [PIE CHART]
Certificates of Deposit          8.4%

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT    INT.    LONG
  X                    HIGH
                       MEDIUM  QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                                 TICKER SYMBOL           INCEPTION DATE
Class A                              IDSXX                   10/6/75
Class B                              ACBXX                   3/20/95
Class C                                 --                   6/26/00
Class I                              RCIXX                    3/4/04
Class R5                                --                  12/11/06
Class W                                 --                   12/1/06
Class Y                              IDYXX                   3/20/95

Total net assets                                      $4.423 billion

Number of holdings                                               139

WEIGHTED AVERAGE MATURITY(1)                                 62 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

                               FUND PERFORMANCE
                 For the six-month period ended Jan. 31, 2007

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Cash Management Fund Class A        +2.39%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                         CLASS A        CLASS B       CLASS C        CLASS I      CLASS R5(b)
Total                      0.82%          1.47%         1.48%          0.41%         0.45%
Net Expenses(a)            0.73%          1.38%         1.39%          0.41%         0.45%

                                                                    CLASS W(b)      CLASS Y
Total                                                                  0.70%         0.60%
Net Expenses(a)                                                        0.70%         0.60%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.73% for Class A; 1.38% for Class B; 1.39% for Class C; 0.53% for Class I; 0.51% for Class R5; 0.76% for Class W;
      and 0.60% for Class Y.

(b) Inception date for Class R5 is Dec. 11, 2006. Inception date for Class W is Dec. 1, 2006. For Class R5 and Class W, expenses are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------

4  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2007

                                                                                               SINCE
Without sales charge             6 MONTHS*     1 YEAR     3 YEARS     5 YEARS     10 YEARS   INCEPTION
Class A (inception 10/6/75)        +2.39%      +4.58%      +2.67%      +1.92%      +3.42%      +6.13%
Class B (inception 3/20/95)        +2.05%      +3.89%      +2.06%      +1.33%      +2.74%      +3.03%
Class C (inception 6/26/00)        +2.05%      +3.90%      +2.06%      +1.34%        N/A       +1.94%
Class I (inception 3/4/04)         +2.55%      +4.91%        N/A         N/A         N/A       +3.11%
Class R5 (inception 12/11/06)        N/A         N/A         N/A         N/A         N/A       +0.66%*
Class W (inception 12/1/06)          N/A         N/A         N/A         N/A         N/A       +0.76%*
Class Y (inception 3/20/95)        +2.45%      +4.71%      +2.80%      +2.03%      +3.48%      +3.78%
With sales charge
Class B (inception 3/20/95)        -2.95%      -1.11%      +0.76%      +0.95%      +2.74%      +3.03%
Class C (inception 6/26/00)        +1.05%      +2.09%      +2.06%      +1.34%        N/A       +1.94%


AT DEC. 31, 2006
                                                                                               SINCE
Without sales charge             6 MONTHS*     1 YEAR     3 YEARS     5 YEARS    10 YEARS    INCEPTION
Class A (inception 10/6/75)        +2.38%      +4.47%      +2.54%      +1.86%      +3.42%      +6.14%
Class B (inception 3/20/95)        +2.04%      +3.79%      +1.94%      +1.28%      +2.74%      +3.02%
Class C (inception 6/26/00)        +2.04%      +3.79%      +1.94%      +1.28%        N/A       +1.91%
Class I (inception 3/4/04)         +2.54%      +4.80%        N/A         N/A         N/A       +3.04%
Class R5 (inception 12/11/06)        N/A         N/A         N/A         N/A         N/A       +0.23%*
Class W (inception 12/1/06)          N/A         N/A         N/A         N/A         N/A       +0.34%*
Class Y (inception 3/20/95)        +2.44%      +4.61%      +2.67%      +1.97%      +3.48%      +3.77%
With sales charge
Class B (inception 3/20/95)        -2.96%      -1.21%      +0.64%      +0.89%      +2.74%      +3.02%
Class C (inception 6/26/00)        +1.04%      +2.79%      +1.94%      +1.28%        N/A       +1.91%

Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class I, Class R5 and Class Y shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is the discussion of RiverSource Cash Management Fund's results and strategy for the six months ended Jan. 31, 2007.

Q: How did RiverSource Cash Management Fund perform for the 6 months ended Jan. 31, 2007?

A: RiverSource Cash Management Fund's Class A shares returned 2.39% for the six-month period. The Fund's annualized simple yield was 4.69% and its annualized compound yield was 4.80% for the seven-day period ended Jan. 31, 2007.* The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q:    What factors most significantly affected the Fund's performance?

A: The policies of the Federal Reserve Board (the Fed) and moderating economic growth had the greatest effect on the Fund's results. Over the past two years, the Fed has consistently raised interest rates by 0.25% increments, bringing the targeted federal funds rate, an interest rate that affects short-term rates, to 5.25% by the end of June 2006. As the Fed raised rates, money market yields also moved higher. In early August, the Fed observed its first pause in this two-year tightening cycle causing yields to fall, as the market began to unwind the possibility of future Fed hikes. The Fed then kept the federal funds rate steady through the remainder of the period. The Fed has maintained that any additional firming of monetary policy would be dependent on incoming data for both inflation and economic growth. U.S. economic growth slowed significantly over the course of calendar year 2006, with gross domestic product moving consistently downward from 5.6% in the first quarter to 2.6% in the second quarter and 2.0% in the third. Consensus estimates for the fourth quarter growth were below 2.0%.

IN EARLY AUGUST, THE FED OBSERVED ITS FIRST PAUSE IN THIS TWO-YEAR TIGHTENING CYCLE CAUSING YIELDS TO FALL, AS THE MARKET BEGAN TO UNWIND THE POSSIBILITY OF FUTURE FED HIKES.

* The 7-day yields shown reflect more closely the current earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.


--------------------------------------------------------------------------------

6  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Given this backdrop, the money market yield curve had flattened during the period, as short-term yields continued to move higher. In the last months of the period, as expectations of Fed eases were priced into the market, the money market yield curve actually inverted, meaning yields at the short-term end of the curve were higher than those at the longer-term end of the curve. As Fed policy shifted from anticipated to actual over the period, we positioned the Fund accordingly.

Q:    What changes did you make to the Fund during the period?

A: The Fund was prudently positioned to take advantage of a rising rate environment by focusing its holdings on floating rate issues. This strategy reflected our belief that floating rate issues, which are reset in line with changes in market interest rates, were attractively valued relative to fixed interest rate products in a rising interest rate scenario. Indeed, these floating assets enabled the Fund to capture higher rates through the frequent resets of the securities' yields.

      Because we anticipated the Fed ending its tightening cycle, in early August we became less defensive and invested more in longer-dated fixed-rate securities. These longer-dated purchases enabled the Fund to lock in higher yields vs. floating rate issues. These securities also lengthened the Fund's average maturity to a range of 50 to 60 days. As of Jan. 31, 2007, the average weighted maturity of the Fund was 62 days, compared to 52 days at July 31, 2006. As always, we attempted to maximize the Fund's yield without taking unnecessary risks. We continued to invest in high quality securities.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: We believe there is a high probability of the Fed keeping the targeted federal funds rate at its current 5.25% for an extended period of time. Given this view, we intend to continue to opportunistically lengthen the Fund's weighted average maturity through fixed-rate securities as we seek to lock in higher yields. We will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

INVESTMENT TERM

An INVERTED YIELD CURVE, also called a negative yield curve, occurs when long-term debt instruments have lower yields than short-term debt instruments. An inverted yield curve occurs when the demand for long-term instruments is greater than the demand for short-term instruments, driving long-term rates lower than short-term rates. This commonly occurs because the market anticipates a declining interest rate environment. The chart below shows an example of an inverted yield curve.

                         [Inverted Yield Curve graph]


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


--------------------------------------------------------------------------------

8 RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT 9

                                        BEGINNING            ENDING          EXPENSES
                                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                      AUG. 1, 2006       JAN. 31, 2007     THE PERIOD(a)     EXPENSE RATIO
Class A
  Actual(b)                              $1,000            $1,023.90            $3.67              .72%
  Hypothetical
  (5% return before expenses)            $1,000            $1,021.58            $3.67              .72%
Class B
  Actual(b)                              $1,000            $1,020.50            $7.03             1.38%
  Hypothetical
  (5% return before expenses)            $1,000            $1,018.25            $7.02             1.38%
Class C
  Actual(b)                              $1,000            $1,020.50            $7.03             1.38%
  Hypothetical
  (5% return before expenses)            $1,000            $1,018.25            $7.02             1.38%
Class I
  Actual(b)                              $1,000            $1,025.50            $2.04              .40%
  Hypothetical
  (5% return before expenses)            $1,000            $1,023.19            $2.04              .40%
Class R5
  Actual(c)                                 N/A                  N/A              N/A              N/A
  Hypothetical
  (5% return before expenses)            $1,000            $1,022.79            $2.45              .48%
Class W
  Actual(c)                                 N/A                  N/A              N/A              N/A
  Hypothetical
  (5% return before expenses)            $1,000            $1,021.83            $3.41              .67%
Class Y
  Actual(b)                              $1,000            $1,024.50            $3.06(d)           .60%
  Hypothetical
  (5% return before expenses)            $1,000            $1,022.18            $3.06(d)           .60%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Jan. 31, 2007:
      +2.39% for Class A, +2.05% for Class B, +2.05% for Class C, +2.55% for
      Class I and +2.45% for Class Y.

(c) The actual values and expenses paid are not presented because Class R5 and Class W do not have a full six months of history. The inception date of Class R5 is Dec. 11, 2006 and the inception date of Class W is Dec.
      1, 2006.

(d) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee, and a new plan administration services agreement was adopted for Class
      Y. If these changes had been in place for the six-month period ended
      Jan. 31, 2007, the actual and hypothetical expenses paid would have been the same as presented in the table above.


--------------------------------------------------------------------------------

10 RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

JAN. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (8.4%)

ISSUER                           EFFECTIVE     AMOUNT             VALUE(a)
                                   YIELD     PAYABLE AT
                                              MATURITY
Bank of New York
 02-14-07                           4.78%   $ 20,000,000      $ 20,000,000
BNP Paribas
 03-16-07                           5.27      40,000,000        40,000,000
Credit Suisse First Boston NY
 03-29-07                           4.99      22,000,000        22,000,000
 06-26-07                           5.52      40,000,000        40,000,000
Credit Suisse NY
 01-14-08                           5.29      34,000,000        34,000,000
Deutsche Bank NY
 12-12-07                           5.36      52,000,000        52,000,000
 12-13-07                           5.37      33,000,000        33,000,000
Natexis Banques Populair NY
 05-03-07                           5.11      20,000,000        20,000,000
Natixis
 12-14-07                           5.37      40,000,000        40,000,000
Societe Generale NY
 01-16-08                           5.40      50,000,000        50,000,000
Wells Fargo Bank
 05-03-07                           5.07      20,000,000        20,000,000
--------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $371,000,000)                                          $371,000,000
--------------------------------------------------------------------------

COMMERCIAL PAPER (90.9%)

ISSUER                           EFFECTIVE     AMOUNT           VALUE(a)
                                   YIELD     PAYABLE AT
                                              MATURITY
ASSET-BACKED (62.4%)
Amsterdam Funding
 04-02-07                           5.21%   $ 25,000,000(c)   $ 24,781,250
 05-02-07                           5.21      27,000,000(c)     26,649,000
BA Credit Card Trust
 02-05-07                           4.22      31,500,000(c)     31,481,555
 02-15-07                           4.92      40,000,000(c)     39,918,100
 03-05-07                           5.12      26,000,000(c)     25,878,436
 03-20-07                           5.19      39,900,000(c)     39,625,998
 04-03-07                           5.21      33,000,000(c)     32,706,438
Beta Finance
 02-20-07                           5.00      17,000,000        16,952,896

COMMERCIAL PAPER (CONTINUED)

ISSUER                           EFFECTIVE     AMOUNT             VALUE(a)
                                   YIELD     PAYABLE AT
                                              MATURITY
ASSET-BACKED (CONT.)
Bryant Park Funding LLC
  02-05-07                          4.21%   $ 27,000,000(c)   $ 26,984,220
  03-27-07                          5.17      21,000,000(c)     20,835,570
CAFCO LLC
  02-13-07                          4.89      59,000,000(c)     58,895,962
CC USA
  03-08-07                          5.11      21,000,000        20,893,221
CHARTA LLC
  03-07-07                          5.15      32,600,000(c)     32,437,743
  03-12-07                          5.16      24,000,000(c)     23,863,240
  03-14-07                          5.17      30,000,000(c)     29,820,283
  04-20-07                          5.24      38,000,000(c)     37,567,750
Chesham Finance LLC
  02-09-07                          4.67      23,000,000        22,973,167
  02-23-07                          5.09      32,000,000        31,896,356
  02-27-07                          5.08      40,000,000        39,848,044
  02-28-07                          5.10      20,000,000        19,920,950
  03-05-07                          5.11       9,900,000         9,853,800
  03-07-07                          5.14      35,000,000        34,825,873
  04-12-07                          5.20      14,350,000        14,204,348
Cheyne Finance LLC
  02-06-07                          4.39      12,000,000        11,991,217
  03-08-07                          5.13      19,000,000        18,903,113
  03-12-07                          5.14      30,000,000        29,829,700
  03-16-07                          5.15      20,000,000        19,874,822
  04-13-07                          5.22      29,500,000        29,195,134
  04-20-07                          5.29      23,000,000(b)     22,999,253
  04-24-07                          5.25      10,000,000         9,880,417
  04-30-07                          5.27      32,500,000        32,082,122
CIESCO LLC
  03-23-07                          5.19      12,000,000(c)     11,912,417
  03-26-07                          5.19      10,500,000(c)     10,418,844
Citibank Credit Card Issue Trust (Dakota Nts)
  02-08-07                          4.61      43,000,000(c)     42,956,021
  04-11-07                          5.23      67,000,000(c)     66,325,812
  04-12-07                          5.23      32,500,000(c)     32,168,229
Citigroup Funding
  03-21-07                          5.19      40,000,000        39,719,467
CRC Funding LLC
  03-26-07                          5.20      30,000,000(c)     29,767,683

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  11

ISSUER                              EFFECTIVE     AMOUNT               VALUE(a)
                                      YIELD     PAYABLE AT
                                                 MATURITY
ASSET-BACKED (CONT.)
Cullinan Finance
  02-16-07                             4.93%   $ 84,500,000      $   84,315,103
  03-15-07                             5.28      25,000,000(b)       24,999,409
Deer Valley Funding LLC
  02-07-07                             4.53      48,135,000          48,092,641
  02-09-07                             4.71      25,000,000          24,970,611
  02-27-07                             5.10       8,000,000           7,969,493
  02-28-07                             5.12      95,000,000          94,623,462
Ebury Finance LLC
  02-02-07                             2.64      50,000,000          49,992,667
  03-06-07                             5.13      33,900,000          33,736,390
  03-20-07                             5.18      36,200,000          35,951,643
  03-21-07                             5.19      20,000,000          19,859,733
  04-10-07                             5.25      35,000,000          34,651,264
Fairway Finance
  02-12-07                             5.28      40,000,000(b)       39,999,817
Five Finance
  02-02-07                             2.63      19,200,000          19,197,200
  03-01-07                             5.08      12,050,000          12,000,890
  03-26-07                             5.20       2,800,000           2,778,317
  04-10-07                             5.23      50,000,000          49,504,167
  04-17-07                             5.25      14,580,000          14,420,228
  05-17-07                             5.25      17,000,000          16,741,175
Galaxy Funding
  02-01-07                             5.31      20,000,000(c)       20,000,000
  02-13-07                             4.85      38,000,000(c)       37,933,500
  04-18-07                             5.23      25,000,000(c)       24,723,181
  04-26-07                             5.24      34,000,000(c)       33,584,293
Gemini Securitization
  02-01-07                             5.28      53,800,000(c)       53,799,999
  03-22-07                             5.19      22,000,000(c)       21,842,492
  03-29-07                             5.21      22,000,000(c)       21,819,991
  04-12-07                             5.22      22,000,000(c)       21,775,844
Grampian Funding LLC
  02-02-07                             2.63      35,000,000(c)       34,994,896
  05-11-07                             5.24      17,000,000(c)       16,755,965
Nelnet Student Asset Funding LLC
  02-07-07                             4.52      20,000,000          19,982,433
  02-08-07                             4.62      29,000,000          28,970,227
  02-12-07                             4.85      65,000,000          64,895,132
  03-13-07                             5.18      29,000,000          28,829,867
  03-19-07                             5.20      33,000,000          32,777,360
Park Granada LLC
  02-26-07                             5.10       4,900,000(c)        4,882,033

COMMERCIAL PAPER (CONTINUED)

ISSUER                              EFFECTIVE     AMOUNT               VALUE(a)
                                      YIELD     PAYABLE AT
                                                 MATURITY
ASSET-BACKED (CONT.)
Park Sienna LLC
  03-29-07                             5.22%   $ 53,500,000(c)   $   53,061,738
  03-30-07                             5.21      33,000,000(c)       32,725,165
  05-04-07                             5.26      35,000,000(c)       34,530,417
  05-18-07                             5.26      32,000,000(c)       31,507,218
  06-15-07                             5.28      25,000,000(c)       24,514,250
Ranger Funding LLC
  04-16-07                             5.23      18,000,000(c)       17,805,935
Scaldis Capital LLC
  03-19-07                             5.18      31,000,000(c)       30,791,646
Sedna Finance
  04-20-07                             5.24      21,000,000          20,761,125
  05-08-07                             5.19      32,000,000          32,000,000
  09-20-07                             5.33      78,000,000(b)       77,997,531
  01-18-08                             5.32      42,000,000(b)       41,995,961
Sheffield Receivables
  03-23-07                             5.18      27,000,000(c)       26,803,125
Solitaire Funding LLC
  02-22-07                             5.03      28,000,000(c)       27,914,250
  03-20-07                             5.18      35,900,000(c)       35,653,701
  04-19-07                             5.21      40,000,000(c)       39,553,400
Thunder Bay Funding LLC
  04-16-07                             5.24      50,000,000(c)       49,460,417
White Pine Finance LLC
  03-28-07                             5.22      32,000,000          31,742,356
                                                                 --------------
Total                                                             2,761,028,109
-------------------------------------------------------------------------------

BANKING (13.0%)
Bank of America
  02-15-07                             4.91      40,000,000          39,918,333
  03-09-07                             5.12      33,000,000          32,827,410
  05-21-07                             5.26      45,200,000          44,484,930
Danske Bank
  04-10-07                             5.21      10,000,000(c)        9,901,211
DEPFA Bank
  12-14-07                             5.40      50,000,000(b)       50,000,000
Irish Life & Permanent
  04-04-07                             5.40      25,550,000(c)       25,310,845
  02-21-08                             5.36      35,000,000(b)       34,997,883
Natexis Banques Populaires
  02-08-08                             5.37      30,000,000(b)       30,000,000
  02-15-08                             5.33      27,000,000(b)       27,000,000
Northern Rock
  01-09-08                             5.44      59,300,000(b)       59,300,000
  02-01-08                             5.36      15,000,000(b)       15,000,000

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

12  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

ISSUER                           EFFECTIVE      AMOUNT            VALUE(a)
                                   YIELD      PAYABLE AT
                                               MATURITY
BANKING (CONT.)
Skandinaviska Enskilda Banken
  01-09-08                          5.31%   $ 20,000,000(b)   $ 20,000,000
  02-15-08                          5.32      30,000,000(b)     30,000,000
UBS Stamford
  11-28-07                          5.35      42,000,000        42,000,000
Wells Fargo Bank
  02-01-08                          5.31      20,000,000(b)     20,000,000
Westpac Banking
  05-01-07                          5.21      35,000,000(c)     34,550,056
  01-11-08                          5.39      59,300,000(b)     59,300,000
                                                              ------------
Total                                                          574,590,668
--------------------------------------------------------------------------

BROKERAGE (10.4%)
Bear Stearns Companies
  02-21-07                          5.01      40,000,000        39,883,333
  10-05-07                          5.33      45,000,000(b)     45,000,000
  02-15-08                          5.36      25,000,000(b)     25,000,000
  02-28-08                          5.38      30,000,000(b)     30,000,000
Goldman Sachs Group
  02-15-08                          5.37      25,000,000(b)     25,000,000
Lehman Brothers Holdings
  06-26-07                          5.34      25,000,000(b,c)   25,000,000
  02-22-08                          5.47      42,000,000(b)     42,000,000
Merrill Lynch & Co
  07-27-07                          5.29      25,000,000(b)     25,000,000
  02-15-08                          5.33      30,000,000(b)     30,000,000
Morgan Stanley
  04-23-07                          5.24      47,000,000        46,445,870
  05-04-07                          5.23      35,000,000        34,533,100
  05-25-07                          5.25      50,000,000        49,182,320
  06-04-07                          5.24      45,500,000        44,693,171
                                                              ------------
Total                                                          461,737,794
--------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER                                 EFFECTIVE       AMOUNT               VALUE(a)
                                         YIELD       PAYABLE AT
                                                      MATURITY
LIFE INSURANCE (0.7%)
MetLife Global Funding I
  02-22-08                                5.35%   $   30,000,000(b)   $   30,000,000
------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (1.9%)
SLM
  02-15-08                                5.32        42,500,000(b)       42,500,000
  02-20-08                                5.33        40,000,000(b)       40,000,000
                                                                      --------------
Total                                                                     82,500,000
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.5%)
General Electric Capital
  06-11-07                                5.23        15,800,000          15,505,023
  02-22-08                                5.28        10,000,000(b)       10,000,000
General Electric Capital Services
  02-06-07                                4.37         2,000,000           1,998,544
  04-05-07                                5.18        40,000,000          39,635,300
                                                                      --------------
Total                                                                     67,138,867
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
HSBC Finance
  02-22-08                                5.35        25,000,000(b)       25,000,000
------------------------------------------------------------------------------------
PHARMACEUTICALS (0.4%)
Eli Lilly
  03-01-08                                5.32        18,250,000(b)       18,250,000
------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $4,020,245,438)                                                $4,020,245,438
------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,391,245,438)(d)                                             $4,391,245,438
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  13

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2007, the value of these securities amounted to $1,436,190,119 or 32.5% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

14 RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JAN. 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
  (identified cost $4,391,245,438)                                                             $4,391,245,438
Cash in bank on demand deposit                                                                     21,606,012
Capital shares receivable                                                                           3,495,788
Accrued interest receivable                                                                        11,980,932
-------------------------------------------------------------------------------------------------------------
Total assets                                                                                    4,428,328,170
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                                   4,467,233
Capital shares payable                                                                                    828
Accrued investment management services fee                                                             34,840
Accrued distribution fee                                                                               13,476
Accrued transfer agency fee                                                                            18,671
Accrued administrative services fee                                                                     5,869
Accrued plan administration services fee                                                                  352
Other accrued expenses                                                                                660,028
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   5,201,297
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $4,423,126,873
=============================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                       $   44,231,929
Additional paid-in capital                                                                      4,378,884,318
Accumulated net realized gain (loss)                                                                   10,626
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $4,423,126,873
=============================================================================================================
Net assets applicable to outstanding shares:               Class A                             $4,177,635,356
                                                           Class B                             $   96,785,477
                                                           Class C                             $    2,626,139
                                                           Class I                             $   60,211,198
                                                           Class R5                            $        5,000
                                                           Class W                             $       94,008
                                                           Class Y                             $   85,769,695
Net asset value per share of outstanding capital stock:    Class A shares  4,177,429,475       $         1.00
                                                           Class B shares     96,976,893       $         1.00
                                                           Class C shares      2,626,877       $         1.00
                                                           Class I shares     60,206,370       $         1.00
                                                           Class R5 shares         5,000       $         1.00
                                                           Class W shares         94,010       $         1.00
                                                           Class Y shares     85,854,236       $         1.00
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT 15

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JAN. 31, 2007 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest                                                                                    $ 112,933,140
---------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                              6,175,879
Distribution fee
  Class A                                                                                       2,014,929
  Class B                                                                                         383,178
  Class C                                                                                           9,967
  Class W                                                                                              11
Transfer agency fee
  Class A                                                                                       4,693,709
  Class B                                                                                         123,808
  Class C                                                                                           3,238
  Class W                                                                                              22
  Class Y                                                                                          69,497
Administrative services fees and expenses                                                       1,043,783
Plan administration services fee -- Class Y                                                        17,854
Compensation of board members                                                                      34,280
Custodian fees                                                                                    119,860
Printing and postage                                                                              646,300
Registration fees                                                                                 368,000
Professional fees                                                                                  25,757
Other                                                                                              70,553
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                 15,800,625
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)               (158,396)
---------------------------------------------------------------------------------------------------------
                                                                                               15,642,229
  Earnings and bank fee credits on cash balances (Note 2)                                        (618,782)
---------------------------------------------------------------------------------------------------------
Total net expenses                                                                             15,023,447
---------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                97,909,693
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net gain (loss) on investments security transactions (Note 3)                                      10,627
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             $  97,920,320
=========================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

16  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     JAN. 31, 2007      JULY 31, 2006
                                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                      (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    97,909,693    $   128,901,741
Net realized gain (loss) on investments                                      10,627                 --
Payment from affiliate                                                           --          2,228,011
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          97,920,320        131,129,752
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (94,164,320)      (120,543,466)
    Class B                                                              (2,059,305)        (3,346,291)
    Class C                                                                 (53,523)           (67,050)
    Class I                                                              (1,330,801)        (1,312,882)
    Class R5                                                                    (33)               N/A
    Class W                                                                    (488)               N/A
    Class Y                                                              (2,070,731)        (4,098,348)
------------------------------------------------------------------------------------------------------
Total distributions                                                     (99,679,201)      (129,368,037)
------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
    Class A shares (Note 2)                                           3,318,638,511      5,730,467,995
    Class B shares                                                       65,519,037        192,945,487
    Class C shares                                                        2,088,526          5,371,287
    Class I shares                                                       40,606,456         79,544,919
    Class R5 shares                                                           5,000                N/A
    Class W shares                                                           94,480                N/A
    Class Y shares                                                       11,970,282         34,687,539
Reinvestment of distributions at net asset value
    Class A shares                                                       90,055,284        115,652,944
    Class B shares                                                        1,942,978          3,099,540
    Class C shares                                                           49,398             61,435
    Class I shares                                                        1,302,702          1,268,943
    Class W shares                                                              358                N/A
    Class Y shares                                                        2,037,791          4,049,831
Payments for redemptions
    Class A shares                                                   (2,921,600,180)    (5,209,174,714)
    Class B shares (Note 2)                                             (73,607,618)      (222,366,108)
    Class C shares (Note 2)                                              (2,015,738)        (5,098,008)
    Class I shares                                                      (45,006,880)       (29,609,173)
    Class W shares                                                             (828)               N/A
    Class Y shares                                                      (11,897,318)       (94,609,608)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       480,182,241        606,292,309
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 478,423,360        608,054,024
Net assets at beginning of period                                     3,944,703,513      3,336,649,489
------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $ 4,423,126,873    $ 3,944,703,513
======================================================================================================
Undistributed net investment income                                 $            --    $     1,769,508
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940
Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares have no sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Jan. 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers an additional class of shares, Class R5, offered to certain institutional investors. Class R5 shares are sold without a front-end sales charge or CDSC. At Jan. 31, 2007, Ameriprise Financial owned 100% of Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front end sales charge or CDSC.

At Jan. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 1% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:


--------------------------------------------------------------------------------

18  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  19
taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $46,957 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------

20  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $22.00

o     Class B $23.00

o     Class C $22.50

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class Y shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $20.00 per shareholder account.

In addition, with the introduction of Class R5 and Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% and 0.20% of the Fund's average daily net assets attributable to Class R5 and Class W shares, respectively.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At Jan. 31, 2007, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for Class Y. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  21

Sales charges received by the Distributor for distributing Fund shares were $236,675 for Class B and $1,712 for Class C for the six months ended Jan. 31, 2007.

For the six months ended Jan. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses to 0.72% for Class A, 1.38% for Class B, 1.38% for Class C, 0.60% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $149,464, $6,925, $121 and $1,886, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.53% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.60% for Class Y of the Fund's average daily net assets.

During the six months ended Jan. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $618,782 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $10,117,364,264 and $9,649,988,934, respectively, for the six months ended Jan. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Jan. 31, 2007.


--------------------------------------------------------------------------------

22  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  23
the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------

24  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                  2007(h)           2006            2005         2004        2003
Net asset value, beginning of period      $   1.00          $   1.00        $   1.00     $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .02               .04             .02           --         .01
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.02)             (.04)           (.02)          --        (.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   1.00          $   1.00        $   1.00     $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $  4,178          $  3,692        $  3,054     $  3,680    $  4,649
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b)                           .72%(c),(d)       .75%(d)         .80%         .78%        .69%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                  4.59%(c)          3.75%           1.58%         .35%        .78%
-------------------------------------------------------------------------------------------------------------
Total return(e)                               2.39%(f)          3.82%(g)        1.63%         .35%        .77%
-------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.73% for the six months ended Jan. 31, 2007 and 0.83% for the year ended July 31, 2006.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  25

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                 2007(h)       2006           2005        2004       2003
Net asset value, beginning of period      $  1.00       $  1.00        $  1.00     $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02           .03            .01          --         --
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)         (.03)          (.01)         --         --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period            $  1.00       $  1.00        $  1.00     $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    97       $   103        $   129     $   180    $   278
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                     1.38%(d)      1.40%          1.44%       1.07%      1.26%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                 3.94%(d)      3.05%           .91%        .05%       .21%
-----------------------------------------------------------------------------------------------------
Total return(e)                              2.05%(f)      3.14%(g)        .98%        .06%       .20%
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.39% for the six months ended Jan. 31, 2007 and 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

26  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)


Fiscal period ended July 31,                 2007(h)        2006           2005        2004       2003
Net asset value, beginning of period      $  1.00        $  1.00        $  1.00     $  1.00    $  1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02            .03            .01          --         --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)          (.03)          (.01)         --         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  1.00        $  1.00        $  1.00     $  1.00    $  1.00
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     3        $     3        $     2     $     3    $     4
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                     1.38%(d)       1.41%          1.44%       1.07%      1.27%
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                 3.93%(d)       3.05%           .91%        .06%       .21%
------------------------------------------------------------------------------------------------------
Total return(e)                              2.05%(f)       3.14%(g)        .98%        .06%       .20%
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.39% for the six months ended Jan. 31, 2007 and 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006,
      2005, 2004 and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  27

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                 2007(h)        2006           2005        2004(b)
Net asset value, beginning of period      $  1.00        $  1.00        $  1.00     $  1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02            .04            .02          --
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)          (.04)          (.02)         --
-------------------------------------------------------------------------------------------
Net asset value, end of period            $  1.00        $  1.00        $  1.00     $  1.00
-------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    60        $    63        $    12     $     4
-------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                          .40%(d)        .42%           .39%        .43%(d)
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                 4.93%(d)       4.42%          2.21%        .77%(d)
-------------------------------------------------------------------------------------------
Total return(e)                              2.55%(f)       4.16%(g)       2.04%        .30%(f)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

28  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                             $   1.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01
-------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.01)
-------------------------------------------------------------------------
Net asset value, end of period                                   $   1.00
-------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $     --
-------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                                                  .48%(d)
-------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                         4.80%(d)
-------------------------------------------------------------------------
Total return(e)                                                       .66%(f)
-------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  29

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                                         2007(b)
Net asset value, beginning of period                              $  1.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.01)
-----------------------------------------------------------------------------
Net asset value, end of period                                    $  1.00
-----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $    --
-----------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                                                  .67%(d)
-----------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                         4.38%(d)
-----------------------------------------------------------------------------
Total return(e)                                                       .76%(f)
-----------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Jan. 31, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.


--------------------------------------------------------------------------------

30  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                 2007(h)        2006           2005        2004       2003
Net asset value, beginning of period      $  1.00        $  1.00        $  1.00     $  1.00    $  1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02            .04            .02          --        .01
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)          (.04)          (.02)         --       (.01)
------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  1.00        $  1.00        $  1.00     $  1.00    $  1.00
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    86        $    84        $   140     $   209    $   262
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b)                          .60%(c)        .62%(d)        .66%        .65%       .62%
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                 4.72%(c)       3.78%          1.55%        .47%       .82%
------------------------------------------------------------------------------------------------------
Total return(e)                              2.45%(f)       3.95%(g)       1.76%        .48%       .85%
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.68% for the year ended July 31, 2006.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(h)   Six months ended Jan. 31, 2007 (Unaudited).


--------------------------------------------------------------------------------

RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT  31

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------

32  RIVERSOURCE CASH MANAGEMENT FUND - 2007 SEMIANNUAL REPORT

RIVERSOURCE(R) CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or
                        preceded by the Fund's current
                        prospectus. RiverSource(R) mutual funds
                        are distributed by RiverSource
                        Distributors, Inc. and Ameriprise
                        Financial Services, Inc., Members
                        NASD, and managed by RiverSource
RIVERSOURCE [LOGO](R)   Investments, LLC. These companies are
    INVESTMENTS         part of Ameriprise Financial, Inc.      S-6322 X (3/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Money Market Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 3, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 3, 2007